Joint ventures	6 Months Ended
Jun. 30, 2025
Joint ventures [Abstract]
Joint ventures
Note 11: Joint ventures

	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Interest in joint ventures	87,562	81,371

a.	Vista Shipping

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Vista Shipping Pte. Ltd. and its subsidiaries (“Vista Shipping”) is a joint venture in which the Group has joint control and 50% ownership interest. Vista Shipping is domiciled in Singapore and structured as a separate vehicle in shipowning, with the Group having residual interest in its net assets. Accordingly, the Group has classified its interest in Vista Shipping as a joint venture. In accordance with the agreement under which Vista Shipping was established, the Group and the other investor in the joint venture have agreed to provide shareholders’ loans in proportion to their interests to finance the newbuild programme.

•
The following table summarises the financial information of Vista Shipping as included in its own consolidated financial statements. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in Vista Shipping.

	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Percentage ownership interest	50%	50%

Non-current assets	420,317	427,959
Current assets	70,547	63,657
Non-current liabilities	(294,804)	(317,722)
Current liabilities	(51,680)	(45,350)
Net assets (100%)	144,380	128,544

Group’s share of net assets (50%)	72,190	64,272

Revenue	47,904	112,907
Other income	1,643	2,623
Expenses	(33,707)	(73,951)
Profit and total comprehensive income (100%)	15,840	41,579

Profit and total comprehensive income (50%)	7,920	20,790
Adjustment to previously recognised share of profit from prior year	—	35
Group’s share of total comprehensive income (50%)	7,920	20,825

b.	H&A Shipping

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In July 2021, the Group and Andromeda Shipholdings Ltd (“Andromeda Shipholdings”) entered into a joint venture, H&A Shipping Pte. Ltd. (“H&A Shipping”) in which the Group has joint control and 50% ownership interest. H&A Shipping is domiciled in Singapore and structured as a separate vehicle in shipowning, with the Group having residual interest in its net assets. Accordingly, the Group has classified its interest in H&A Shipping Pte. Ltd. as a joint venture. In accordance with the agreement under which H&A Shipping was established, the Group and the other investor in the joint venture have agreed to provide equity in proportion to their interests to finance the newbuild programme.

•
The following table summarises the financial information of H&A Shipping as included in its own consolidated financial statements. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in H&A Shipping.

	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Percentage ownership interest	50%	50%

Non-current assets	59,699	59,892
Current assets	6,111	5,388
Non-current liabilities	(44,623)	(46,093)
Current liabilities	(5,340)	(4,940)
Net assets (100%)	15,847	14,247

Group’s share of net assets (50%)	7,924	7,124
Shareholder’s loans	6,308	6,308
Alignment of accounting policies	152	1,153
Carrying amount of interest in joint venture	14,384	14,585

Revenue	5,304	11,459
Other income	527	1,866
Expenses	(5,254)	(10,791)
Profit and total comprehensive income (100%)	577	2,534

Profit and total comprehensive income (50%)	289	1,267
Adjustment to previously recognised share of profit from prior year	(474)	—
Alignment of accounting policies	(16)	147
Group’s share of total comprehensive (loss)/income (50%)	(201)	1,414

c.	Ecomar

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In June 2023, the Group and SOCATRA entered into a joint venture, Ecomar Shipholding S.A.S (“Ecomar”), in which the Group has joint control and 50% ownership interest. Ecomar is incorporated in France and structured as a separate vehicle in shipowning, with the Group having residual interest in its net assets. Accordingly, the Group has classified its interest in Ecomar as a joint venture. In accordance with the agreement under which Ecomar was established, the Group and the other investor in the joint venture have agreed to provide shareholders’ loans in proportion to their interests to finance the newbuild programme.

•	During the financial year ended 30 June 2025, Hafnia took delivery of two IMO II – MR vessels through its Ecomar joint venture.

•
The following table summarises the financial information of Ecomar as included in its own consolidated financial statements. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in Ecomar.

	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Percentage ownership interest	50%	50%

Non-current assets	151,698	68,964
Current assets	8,154	4,928
Non-current liabilities	(138,380)	(77,032)
Current liabilities	(21,738)	—
Net liabilities (100%)	(266)	(3,140)

Group’s share of net liabilities (50%)	(133)	(1,570)
Unrecognised share of losses	1,438	1,633
Translation reserve	(1,305)	(63)
Carrying amount of interest in joint venture	—	—

Revenue	7,244	—
Other income	6,180	32
Expenses	(13,224)	(3,321)
Profit/(loss) and total comprehensive income (loss) (100%)	200	(3,289)

Profit/(loss) and total comprehensive income/(loss) (50%)	100	(1,645)
Adjustment to previously recognised share of loss from prior period	95	—
Unrecognised share of (profit)/loss for the current period	(195)	1,633
Group’s share of total comprehensive loss (50%)	—	(12)

d.	Complexio

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In March 2023, the Group and Simbolo Holdings Limited entered into a share purchase agreement where the Group purchased 50% of Class A shares (with voting rights) in Quintessential AI Limited (“Q-AI”). As a result of the transaction, the Group has joint control (with Simbolo Holdings having the remainder of Class A shares) of Q-AI; with a 30.5% ownership interest. Q-AI is incorporated in London and operates in the software development industry. Accordingly, the Group has classified its interest in Q-AI as a joint venture.

•	The Company was renamed to Complexio Limited (“Complexio”) on 1 May 2024.
•
The following table summarises the financial information of Complexio as included in its own consolidated financial statements. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in Complexio.

	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Percentage ownership interest	30.5%	30.5%

Non-current assets	6,675	4,262
Current assets	3,713	4,635
Current liabilities	(8,109)	(653)
Net assets (100%)	2,279	8,244

Group’s share of net assets (30.5%)	695	2,514

Revenue	601	647
Other income	—	85
Expenses	(7,136)	(8,288)
Loss and total comprehensive loss (100%)	(6,535)	(7,556)

Loss and total comprehensive loss (30.5%)	(1,993)	(2,304)
Gain on dilution	—	592
Group’s share of total comprehensive loss (30.5%)	(1,993)	(1,712)

e.	Seascale

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In March 2025, the Group and Cargill entered into a joint arrangement, Seascale Energy Pte Ltd (“Seascale”), in which the Group has joint control and 50% ownership interest. Seascale is incorporated in Singapore and provides bunker procurement services.  Accordingly, the Group has classified its interest in Seascale as a joint venture.

•
The following table summarises the financial information of Seascale as included in its own consolidated financial statements. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in Seascale.

As at 30 June 2025 USD’000
Percentage ownership interest	50%

Current assets	1,457
Current liabilities	(872)
Net assets (100%)	585

Group’s share of net assets (50%)	293

Revenue	1,369
Other income	8
Expenses	(843)
Profit and total comprehensive income (100%)	534

Group’s share of total comprehensive income (50%)	267